ORGANIZATION AND DESCRIPTION OF OUR BUSINESS - Narrative (Details)	Mar. 31, 2020 USD ($) agreement $ / shares shares
Disclosure of corporate information [line items]
Class A shares to limited partner units, conversion ratio	0.11111
Exchangeable shares issued as a result of the holding LP distribution, Brookfield (in shares) | shares	20,600,000
Exchangeable shares issued as a result of the holding LP distribution, Partnership (in shares) | shares	48,900,000
Percentage of issued and outstanding exchangeable shares held by holders of units	70.40%
Percentage of issued and outstanding exchangeable shares held by partner	29.60%
Percentage of voting interest in company	82.40%
Equity commitment from parent	$ 1,000,000,000
Class C exchangeable shares, conversion ratio (in shares) | shares	1
Exchangeable shares listing term	5 days
Preferred shares (in dollars per share) | $ / shares	$ 25.00
Subsidiaries
Disclosure of corporate information [line items]
Percentage of voting interest in company	75.00%
Holders of exchangeable shares
Disclosure of corporate information [line items]
Percentage of voting interest in company	25.00%
Brookfield Infrastructure Partners L.P
Disclosure of corporate information [line items]
Percentage of voting interest in company	7.40%
Holders of exchangeable shares, excluding Parent
Disclosure of corporate information [line items]
Percentage of voting interest in company	17.60%
Senior Unsecured Revolving Credit Facility
Disclosure of corporate information [line items]
Number of credit agreements | agreement	2
Borrowings maturity, term	10 years
Credit facility, maximum borrowing capacity	$ 1,000,000,000
Senior Unsecured Revolving Credit Facility | Subsidiaries
Disclosure of corporate information [line items]
Credit facility, maximum borrowing capacity	1,000,000,000
Senior Unsecured Revolving Credit Facility | Brookfield Infrastructure Partners L.P
Disclosure of corporate information [line items]
Credit facility, maximum borrowing capacity	$ 1,000,000,000